Income Taxes (Tax Effects of Temporary Differences That Give Rise to Deferred Tax Assets and Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Income Taxes
Inventory valuation	¥ 87,647	¥ 94,596
Expenses accrued for financial statement purposes but not currently included in taxable income	171,779	154,679
Property, plant, and equipment	231,987	295,091
Retirement and severance benefits	273,830	253,636
Tax loss carryforwards	653,378	616,648
Other	181,190	237,797
Total gross deferred tax assets	1,599,811	1,652,447
Less valuation allowance	990,354	1,014,703
Net deferred tax assets	609,457	637,744
Net unrealized holding gains of available-for-sale securities	(26,130)	(42,458)
Intangible assets	(166,403)	(194,691)
Other	(82,936)	(89,242)
Total gross deferred tax liabilities	(275,469)	(326,391)
Net deferred tax assets	¥ 333,988	¥ 311,353